Consolidated Statements of Comprehensive Income or Loss - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of comprehensive income [abstract]
Total revenue from external customers (Notes 4, 35, 45, 47)	₩ 87,476,410	₩ 70,546,024	₩ 60,012,375
Sales of goods (Note 2)	85,940,137	69,184,469	58,800,977
Sales of construction services (Note 20)	785,395	646,953	754,998
Sales of services	750,878	714,602	456,400
Cost of sales (Notes 2,14,25,43 and 47)	(89,699,527)	(100,903,594)	(63,644,290)
Cost of sales of goods	(88,066,120)	(99,441,768)	(62,164,425)
Cost of sales of construction services	(1,003,601)	(941,254)	(898,963)
Cost of sales of services	(629,806)	(520,572)	(580,902)
Gross loss	(2,223,117)	(30,357,570)	(3,631,915)
Selling and administrative expenses (Notes 25,36,43 and 47)	(3,061,582)	(3,009,422)	(2,875,796)
Other income (Note 28 and 37)	1,275,902	1,095,489	1,034,133
Other expenses (Note 37)	(258,905)	(212,150)	(257,932)
Other gains (losses), net (Note 38)	22,686	243,122	8,519
Operating loss (Note 4)	(4,245,016)	(32,240,531)	(5,722,991)
Finance income (Notes 5,12 and 39)	1,425,031	1,833,312	1,402,614
Finance expenses (Notes 5,12 and 40)	(5,347,018)	(4,746,791)	(3,245,777)
Gain on valuation of investments in associates and joint ventures	804,141	1,393,486	775,588
Gain on disposal of investments in associates and joint ventures	18,204	11,091	1,844
Reversal of impairment loss on investments in associates and joint ventures	347
Gain on disposal of investments in subsidiaries	2
Loss on valuation of investments in associates and joint ventures	(209,085)	(55,193)	(218,532)
Loss on disposal of investments in associates and joint ventures	0	(1,675)	(64,119)
Loss on impairment of investments in associates and joint ventures	(19)	(5,174)	0
Loss on disposal of investments in subsidiaries	(564)	(32,144)	(197)
Profit (loss) related to associates, joint ventures and subsidiaries (Notes 4,16 and 17)	613,026	1,310,391	494,584
Loss before income tax	(7,553,977)	(33,843,619)	(7,071,570)
Income tax benefit (Note 41)	2,837,833	9,414,511	1,855,989
Loss for the year	(4,716,144)	(24,429,108)	(5,215,581)
Other comprehensive income (loss), net of tax (Notes 5,12,25,31 and 34)	(228,672)	1,246,869	599,614
Items that will not be reclassified subsequently to profit or loss:
Remeasurements of defined benefit liability (Notes 25 and 31)	(271,724)	663,095	210,409
Share of other comprehensive income (loss) of associates and joint ventures (Note 31)	(27,349)	12,305	3,609
Net change in fair value of financial assets at fair value through other comprehensive income (loss) (Note 34)	(31,665)	58,010	59,024
Items that may be reclassified subsequently to profit or loss:
Net change in the unrealized fair value of derivatives using cash flow hedge accounting (Notes 5, 12 and 34)	(3,654)	(24,415)	(15,778)
Foreign currency translation of foreign operations (Note 34)	(17,274)	28,387	41,189
Share of other comprehensive income of associates and joint ventures (Note 34)	122,994	509,487	301,161
Total comprehensive loss for the year	(4,944,816)	(23,182,239)	(4,615,967)
Profit (loss) attributable to:
Owners of the controlling company (Note 44)	(4,822,549)	(24,466,853)	(5,304,522)
Non-controlling interests	106,405	37,745	88,941
Loss for the year	(4,716,144)	(24,429,108)	(5,215,581)
Total comprehensive income (loss) attributable to:
Owners of the controlling company	(5,032,584)	(23,273,171)	(4,743,513)
Non-controlling interests	87,768	90,932	127,546
Total comprehensive loss for the year	₩ (4,944,816)	₩ (23,182,239)	₩ (4,615,967)
Earnings (loss) per share (in won) (Note 44)
Basic earnings (loss) per share	₩ (7,512)	₩ (38,112)	₩ (8,263)
Diluted earnings (loss) per share	₩ (7,512)	₩ (38,112)	₩ (8,263)